Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid insurance		$ 250	$ 224
Deferred direct contract acquisition costs		805
Prepaid offering costs		266
Other prepaid expenses and current assets		231	1,688
Total prepaid expenses and other current assets	$ 675	$ 1,552	$ 1,912